Basis of Preparation of the Consolidated Financial Statements - Summary of Information Related to Construction Contracts (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenues [Abstract]
Revenues for the year	$ 710	$ 778	$ 455
Costs incurred plus accumulated recognized profits	1,398	1,236	577
Advances received	61
Retentions	$ 0	$ 0	$ 0